PROVISIONS (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Disclosure of other provisions
Movements in provisions are as follows:

	At December 31, 2021	Additional provisions	Utilization	Releases	Translation differences	Reclassification and other movements	At December 31, 2022
	(€ thousand)
Warranty and recall campaigns provision	108,767	61,076	(39,958)	(3,854)	38	—	126,069
Legal proceedings and disputes	13,701	1,601	(1,213)	(1,202)	325	(1,150)	12,062
Environmental and other risks	28,400	17,178	(1,802)	(2,468)	105	1,150	42,563
Total provisions	150,868	79,855	(42,973)	(7,524)	468	—	180,694
The following table presents where the additional provisions to environmental and other risks recognized for the years ended December 31, 2022, 2021 and 2020 were recorded within the consolidated income statement.

	For the years ended December 31,
	2022	2021	2020
	(€ thousand)
Recorded in the consolidated income statement within:
Cost of sales	15,616	10,562	6,352
Selling, general and administrative costs	1,562	1,744	1,174
Total	17,178	12,306	7,526